EARNINGS PER COMMON AND COMMON EQUIVALENT SHARE - Reconciliation of denominator (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Denominator for basic earnings per share- weighted average shares	16,230,165	16,170,107	16,163,696
Effect of dilutive securities:
Denominator for diluted earnings per share- adjusted weighted average shares and assumed conversions	16,711,192	16,717,277	16,456,611
Exercisable stock options
Effect of dilutive securities:
Effect of dilutive securities	481,027	547,170	292,915
Convertible warrants
Effect of dilutive securities:
Effect of dilutive securities